Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (500)	£ (493)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(80)	(115)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(210)	(268)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 91	£ 113